Notes Payable with a Related Party	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Notes Payable with a Related Party

9. Note Payable with a Related Party

On September 28, 2020, the Company entered into a convertible promissory note with Inclusive Capital Partners Spring Master Fund, L.P., a related party, to finance capital investments and operating needs. The Convertible Note had a principal balance of $30,000 and interest at 8.0% per annum. The outstanding principal amount of the Convertible Note and unpaid accrued interest was extinguished at a conversion price equal to $9.50 per share upon the successful closing of the Business Combination. The note principal of $30,000 and accrued interest of $618 were included as current liabilities at December 31, 2020. In connection with the Business Combination on January 29, 2021, the outstanding principal and unpaid accrued interest due was converted into an aggregate 3,242 shares of the Company’s common stock, such that the Convertible Note was no longer outstanding and ceased to exist.